Segmental analysis - Adjusted profit before tax and balance sheet data (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) global_function	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Report Of The Directors Strategic Report [Abstract]
Number of global businesses | global_function	3
Disclosure of operating segments [line items]
Revenue and other operating income	$ 51,727	$ 49,552	$ 50,429
– of which: net interest income/(expense)	32,610	26,489	27,578
Change in expected credit losses and other credit impairment recoveries	(3,592)	928	(8,817)
Net operating income	48,135	50,480	41,612
Total operating expenses	(33,330)	(34,620)	(34,432)
Operating profit	14,805	15,860	7,180
Share of profit in associates and joint ventures	2,723	3,046	1,597
Profit before tax	17,528	18,906	8,777
Loans and advances to customers (net)	924,854	1,045,814	1,037,987
Interests in associates and joint ventures	29,254	29,609	26,684
Total external assets	2,966,530	2,957,939	2,984,164
Customer accounts	1,570,303	1,710,574	1,642,780
Operating segments excluding intersegment elimination
Disclosure of operating segments [line items]
Revenue and other operating income	55,345	47,020	48,848
– of which: net interest income/(expense)	32,601	24,894	26,739
Operating segments excluding intersegment elimination | Wealth and Personal Banking
Disclosure of operating segments [line items]
Revenue and other operating income	21,753	20,725	19,521
– of which: net interest income/(expense)	18,137	13,458	14,752
Operating segments excluding intersegment elimination | Commercial Banking
Disclosure of operating segments [line items]
Revenue and other operating income	16,715	12,423	13,278
– of which: net interest income/(expense)	11,867	8,308	8,997
Operating segments excluding intersegment elimination | Global Banking and Markets
Disclosure of operating segments [line items]
Revenue and other operating income	19,598	15,590	17,635
– of which: net interest income/(expense)	5,303	3,844	4,314
Operating segments excluding intersegment elimination | Corporate Centre
Disclosure of operating segments [line items]
Revenue and other operating income	(2,721)	(1,718)	(1,586)
– of which: net interest income/(expense)	(2,706)	(716)	(1,324)
Inter-segment
Disclosure of operating segments [line items]
Revenue and other operating income	0	0	0
Inter-segment | Wealth and Personal Banking
Disclosure of operating segments [line items]
Revenue and other operating income	2,614	238	1,960
Inter-segment | Commercial Banking
Disclosure of operating segments [line items]
Revenue and other operating income	(500)	115	(389)
Inter-segment | Global Banking and Markets
Disclosure of operating segments [line items]
Revenue and other operating income	(4,239)	(1,608)	(2,939)
Inter-segment | Corporate Centre
Disclosure of operating segments [line items]
Revenue and other operating income	2,125	1,255	1,368
Operating segments
Disclosure of operating segments [line items]
Revenue and other operating income	55,345	47,020	48,848
Change in expected credit losses and other credit impairment recoveries	(3,592)	754	(8,815)
Net operating income	51,753	47,774	40,033
Total operating expenses	(30,466)	(30,104)	(30,445)
Operating profit	21,287	17,670	9,588
Share of profit in associates and joint ventures	2,723	2,933	2,107
Profit before tax	$ 24,010	$ 20,603	$ 11,695
Share of HSBC’s adjusted profit before tax	100.00%	100.00%	100.00%
Adjusted cost efficiency ratio	0.550	0.640	0.623
Loans and advances to customers (net)	$ 924,854	$ 991,197	$ 968,850
Interests in associates and joint ventures	29,254	28,086	25,722
Total external assets	2,966,530	2,805,820	2,781,323
Customer accounts	1,570,303	1,622,547	1,539,229
Operating segments | Wealth and Personal Banking
Disclosure of operating segments [line items]
Revenue and other operating income	24,367	20,963	21,481
Change in expected credit losses and other credit impairment recoveries	(1,137)	213	(2,878)
Net operating income	23,230	21,176	18,603
Total operating expenses	(14,726)	(14,489)	(14,536)
Operating profit	8,504	6,687	4,067
Share of profit in associates and joint ventures	29	34	6
Profit before tax	$ 8,533	$ 6,721	$ 4,073
Share of HSBC’s adjusted profit before tax	35.50%	32.60%	34.80%
Adjusted cost efficiency ratio	0.604	0.691	0.677
Loans and advances to customers (net)	$ 423,553	$ 461,047	$ 436,105
Interests in associates and joint ventures	508	489	437
Total external assets	889,450	888,028	828,309
Customer accounts	779,310	819,319	788,043
Operating segments | Commercial Banking
Disclosure of operating segments [line items]
Revenue and other operating income	16,215	12,538	12,889
Change in expected credit losses and other credit impairment recoveries	(1,858)	225	(4,710)
Net operating income	14,357	12,763	8,179
Total operating expenses	(6,642)	(6,554)	(6,475)
Operating profit	7,715	6,209	1,704
Share of profit in associates and joint ventures	1	1	(1)
Profit before tax	$ 7,716	$ 6,210	$ 1,703
Share of HSBC’s adjusted profit before tax	32.10%	30.10%	14.60%
Adjusted cost efficiency ratio	0.410	0.523	0.502
Loans and advances to customers (net)	$ 308,094	$ 330,683	$ 320,084
Interests in associates and joint ventures	15	12	15
Total external assets	606,698	586,392	530,203
Customer accounts	458,714	480,201	439,889
Operating segments | Global Banking and Markets
Disclosure of operating segments [line items]
Revenue and other operating income	15,359	13,982	14,696
Change in expected credit losses and other credit impairment recoveries	(587)	313	(1,227)
Net operating income	14,772	14,295	13,469
Total operating expenses	(9,325)	(9,250)	(8,895)
Operating profit	5,447	5,045	4,574
Share of profit in associates and joint ventures	(2)	0	0
Profit before tax	$ 5,445	$ 5,045	$ 4,574
Share of HSBC’s adjusted profit before tax	22.70%	24.50%	39.10%
Adjusted cost efficiency ratio	0.607	0.662	0.605
Loans and advances to customers (net)	$ 192,852	$ 198,779	$ 211,510
Interests in associates and joint ventures	108	116	128
Total external assets	1,321,076	1,157,327	1,238,781
Customer accounts	331,844	322,435	310,757
Operating segments | Corporate Centre
Disclosure of operating segments [line items]
Revenue and other operating income	(596)	(463)	(218)
Change in expected credit losses and other credit impairment recoveries	(10)	3	0
Net operating income	(606)	(460)	(218)
Total operating expenses	227	189	(539)
Operating profit	(379)	(271)	(757)
Share of profit in associates and joint ventures	2,695	2,898	2,102
Profit before tax	$ 2,316	$ 2,627	$ 1,345
Share of HSBC’s adjusted profit before tax	9.70%	12.80%	11.50%
Adjusted cost efficiency ratio	0.381	0.408	(2.472)
Loans and advances to customers (net)	$ 355	$ 688	$ 1,151
Interests in associates and joint ventures	28,623	27,469	25,142
Total external assets	149,306	174,073	184,030
Customer accounts	$ 435	$ 592	$ 540